Supplemental Balance Sheet Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Supplemental Balance Sheet Information
Schedule of components of inventory

	September 30,	December 31,
	2022	2021
Raw materials	$1,109	$829
Sub-assemblies	927	682
Finished goods	2,135	1,492
Total inventory	$4,171	$3,003

	December 31,	December 31,
	2021	2020
Raw materials	$829	$174
Sub-assemblies	682	733
Finished goods	1,492	1,337
Total inventory	$3,003	$2,244

Schedule of components of prepaid expenses and other current assets

	September 30,	December 31,
	2022	2021
Prepaid insurance	$721	$736
Prepaid advertising and marketing	48	698
Other current assets	157	188
Total prepaid expenses and other current assets	$926	$1,622

	December 31,	December 31,
	2021	2020
Prepaid insurance	$736	$619
Prepaid advertising and marketing	698	—
Prepaid contract research organization expenses	—	295
Other current assets	188	159
Total prepaid expenses and other current assets	$1,622	$1,073

Schedule of components of accrued and other liabilities

	September 30,	December 31,
	2022	2021
Payroll and benefits	$2,535	$1,527
Accrued legal settlements	1,000	—
Customer deposits	644	549
Taxes	120	307
Accrued insurance premium	115	301
Accrued professional	168	300
Other liabilities	266	185
Total accrued and other liabilities	$4,848	$3,169

	December 31,	December 31,
	2021	2020
Payroll and benefits	$1,527	$1,735
Customer deposits	549	398
Taxes	307	265
Accrued insurance premium	301	272
Accrued professional	300	446
Other liabilities	185	514
Total accrued and other liabilities	$3,169	$3,630